Investments in securities - Summary of Investments in Securities (Details) - USD ($) $ in Millions	Dec. 31, 2024	Dec. 31, 2023
Disclosure Of Investments In Securities [Line Items]
Investments in securities	$ 2,255	$ 3,246
At fair value
Disclosure Of Investments In Securities [Line Items]
Investments in securities	2,218	3,218
At fair value | Measured by reference to prices in active markets for identical assets
Disclosure Of Investments In Securities [Line Items]
Investments in securities	1,197	1,983
At fair value | Measured by reference to other observable inputs
Disclosure Of Investments In Securities [Line Items]
Investments in securities	95	92
At fair value | Measured using predominantly unobservable inputs
Disclosure Of Investments In Securities [Line Items]
Investments in securities	926	1,143
At cost
Disclosure Of Investments In Securities [Line Items]
Investments in securities	37	28
Equities
Disclosure Of Investments In Securities [Line Items]
Investments in securities	1,104	1,605
Equity securities at fair value through other comprehensive income	1,104	1,605
Debt securities
Disclosure Of Investments In Securities [Line Items]
Investments in securities	1,151	1,641
Equity securities at fair value through other comprehensive income	1,017	1,285
Equity securities at fair value through profit or loss	97	328
Debt securities at amortised cost	$ 37	$ 28